Assets Pledged as Collateral or for Security	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Assets Pledged as Collateral or for Security
36.	ASSETS PLEDGED AS COLLATERAL OR FOR SECURITY
The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$2,583,372	$2,717,813	$82,885
Trade receivables	-	391,030	11,925
Property, plant and equipment	67,958	913	28
Investment properties	18,915,931	18,932,469	577,385
Other financial assets (including current and non-current)	470,420	514,087	15,679

	$22,037,681	$22,556,312	$687,902